ABG Profit Participation Arrangement - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended				3 Months Ended
	Jan. 14, 2019	Jun. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Class Of Stock [Line Items]
Additional paid-in capital		$ 526,830				$ 526,830	$ 302,057	$ 31,736
Other receivables		1,195				1,195	$ 969	$ 1,131
ABG Intermediate Holdings Two LLC [Member]
Class Of Stock [Line Items]
Percentage of participation rights	49.00%
Term of receipt of guaranteed minimum revenue	10 years
Cash paid				$ 13,333	$ 20,000
Proceeds from participation rights distributions		$ 5,000
Discount rate		12.00%
Additional paid-in capital		$ 30,292				30,292
Other receivables		435				435
Deposits assets		6,910				6,910
Indefinite intangible asset, Cost		119,366				119,366
Reversal of deferred tax liabilities						$ 31,730
ABG Intermediate Holdings Two LLC [Member] | Minimum [Member]
Class Of Stock [Line Items]
Guaranteed minimum receipt	$ 10,000
ABG Intermediate Holdings Two LLC [Member] | Class 2 Common Stock [Member]
Class Of Stock [Line Items]
Common stock issued, Shares			840,107		840,107
Future payment of share triggers relating to regulatory status of products		$ 16,667			$ 83,333